Employee Benefits - Summary of Number and Weighted Average Number of Shares (Detail) Pure in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 R$ / shares	Dec. 31, 2019 R$ / shares
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Options, Balance	17,568
Options, Exercised	2,312	604
Options, Balance	18,763	17,568
Stock Option [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Average exercise price, Balance	R$ 16.51
Average exercise price, Related to Avon subsidiary – Business Combination	0.01
Average exercise price per option, Expired	21.35
Average exercise price per option, Exercised	26.35
Average exercise price, Balance	R$ 16.29	R$ 16.51
Options, Balance	17,568
Options, Related to Avon subsidiary – Business Combination	1,994
Options, Expired	(72)
Options, Exercised	(727)
Options, Balance	18,763	17,568
Restricted Stock [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Shares, Balance	3,092
Shares,Granted	862
Shares, Expired	(22)
Shares, Exercised	(1,046)
Shares, Balance	2,886	3,092
Performance Shares [Member]
DisclosureOfNumberAndWeightedAverageExercisePricesOfShareOptionsline item [Line Items]
Shares, Balance	688
Shares,Granted
Shares, Expired
Shares, Exercised	(40)
Shares, Balance	648	688